Label	Element	Value
Nature Ii Llc Asset Acquisition [Member] | Vslv Management [Member]
Asset Acquisition, Percentage of Interests Acquired	curlf_AssetAcquisitionPercentageOfInterestsAcquired	64.00%
Proportion of ownership interest in subsidiary	ifrs-full_ProportionOfOwnershipInterestInSubsidiary	98.00%
Nature Ii Llc Asset Acquisition [Member] | Vslv Management [Member] | Vslv Management [Member]
Proportion of ownership interest in subsidiary	ifrs-full_ProportionOfOwnershipInterestInSubsidiary	80.00%